Debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total Long-term notes payable	$ 109,094	$ 189,143
Debt issuance costs	(159)
Total long-term notes payable	108,935
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
Remainder of 2026	12,044
2027	6,918
2028	21,487
2029	19,230
2030	13,641
Thereafter	7,594
Total Long-term notes payable	80,914
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	$ 28,180	$ 37,310